Deferred Charges, net (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Mar. 31, 2024	Nov. 30, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Changes in deferred charges, net
Balance at the beginning of the period			$ 38,012
Amortization			(29,161)	$ (18,663)	$ (12,170)
Balance at the end of the period			58,759	38,012
Drydocking and Special Survey Costs
Changes in deferred charges, net
Balance at the beginning of the period			38,012	25,554	11,801
Additions			50,568	31,121	29,939
Write-off			(660)		(4,016)
Amortization			(29,161)	(18,663)	(12,170)
Balance at the end of the period			$ 58,759	$ 38,012	$ 25,554
Period of amortization for deferred costs			2 years 6 months
Catherine C | Drydocking and Special Survey Costs
Changes in deferred charges, net
Wrote-off amounts		$ 4,000
Stride | Drydocking and Special Survey Costs
Changes in deferred charges, net
Wrote-off amounts	$ 700